As filed with the Securities and Exchange Commission on December 9, 2025

Securities Act Registration No. 333-265972

Investment Company Act Registration No. 811-23812

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No. __
☒	Post-Effective Amendment No. 88

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 89

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 1850

Denver, CO 80290

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 303-226-4150

Nicholas Adams

Elevation Series Trust

1700 Broadway, Suite 1850

Denver, CO 80290

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

17th Floor

41 South High Street

Columbus, Ohio 43215

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On January 8, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 82 to its Registration Statement until January 8, 2026. Post-Effective Amendment No. 82 to the Trust’s Registration Statement relates to the TrueShares Equity Hedge ETF. Parts A, B and C of Registrant’s Post-Effective Amendment  No. 82 under the Securities Act of 1933 and Amendment No. 83 under the Investment Company Act of 1940, filed on September 26, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and the State of Colorado, on the 9th day of December 2025.

ELEVATION SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Bradley Swenson	President, Principal Executive Officer and Trustee	December 9, 2025
Bradley Swenson

/s/ Nicholas Austin	Treasurer and Principal Financial Officer (Principal Accounting Officer)	December 9, 2025
Nicholas Austin

Steven Norgaard*	Trustee	December 9, 2025
Steven Norgaard

Kimberly Storms*	Trustee	December 9, 2025
Kimberly Stoms

*By:	/s/ Nicholas Adams
Name:	Nicholas Adams
Title:	Attorney-in-fact
Date:	December 9, 2025

*	Attorney-in-Fact – pursuant to Powers of Attorney as previously filed on June 10, 2025.